SIGNIFICANT ACCOUNTING POLICIES: - Impairment of Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets
Impairment charges of Long-Lived Assets of our discontinued operations		$ 1,129
Impairment charges of Long-Lived Assets of our continuing operations			$ 121
Advertising Costs
Advertising costs	$ 137,285	$ 76,521
Share-Based Compensation
Requisite service period	4 years